Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2021
Capitalized software	$32,283	$27,606
Computer equipment	912	749
Furniture and office equipment	332	428
Leasehold improvements	14	233
Capitalized software development in process	4,107	1,218
Total property and equipment	37,648	30,234
Less: accumulated depreciation and amortization	(26,316)	(21,360)
Total property and equipment, net	$11,332	$8,874

Depreciation and amortization expense was $5,432 and $4,979 for the years ended December 31, 2022, and 2021, respectively. Capitalized software development costs during the years ended December 31, 2022, and 2021 was $7,437 and $4,600, respectively.

During the year ended December 31, 2022, the Company disposed furniture, equipment, and leasehold improvements, resulting in a loss on disposal of approximately $3. The cost of the assets disposed was $177, accumulated depreciation and amortization was $174, and the net book value was $3.